Concentration Risk	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
Concentration Risk

15.         Concentration Risk

We contract with a single vendor to provide many of our hotel and restaurant services including both food and labor costs. We incurred expenses of $153.6 million, $153.7 million and $152.3 million for the years ended December 31, 2019, 2018 and 2017, respectively, which are recorded in payroll and related in our consolidated statements of operations.